Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	msif_SupplementTextBlock

MML Series Investment Fund

MML Income & Growth Fund

Supplement dated December 15, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplements dated December 8, 2017 and December 14, 2017.

Effective immediately, the following information replaces similar information found in the table under Performance Information (on page 43 of the Prospectus) for the MML Income & Growth Fund:

Average Annual Total Returns

(for the periods ended December 31, 2016)

		One Year	Five Years	Ten Years
Initial Class	MML Income & Growth Fund	16.40%	12.12%	4.80%
Service Class	MML Income & Growth Fund	16.10%	11.84%	4.52%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[1]		17.34%	14.80%	5.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	6.95%

(1)	Going forward, the Fund’s performance benchmark index will be the Russell 1000 Value Index rather than the S&P 500 Index because the Russell 1000 Value Index more closely represents the Fund’s investment strategy.

Effective December 4, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) replaced BlackRock Investment Management, LLC (“BlackRock”) as subadviser of the MML Income & Growth Fund.

Effective December 4, 2017, all references to BlackRock are hereby removed.

Effective December 4, 2017, the following information replaces similar information found (on page 40 of the Prospectus) under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadviser believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 80-120 securities. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Income & Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML Series Investment Fund

MML Income & Growth Fund

Supplement dated December 15, 2017 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplements dated December 8, 2017 and December 14, 2017.

Effective immediately, the following information replaces similar information found in the table under Performance Information (on page 43 of the Prospectus) for the MML Income & Growth Fund:

Average Annual Total Returns

(for the periods ended December 31, 2016)

		One Year	Five Years	Ten Years
Initial Class	MML Income & Growth Fund	16.40%	12.12%	4.80%
Service Class	MML Income & Growth Fund	16.10%	11.84%	4.52%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[1]		17.34%	14.80%	5.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		11.96%	14.66%	6.95%

(1)	Going forward, the Fund’s performance benchmark index will be the Russell 1000 Value Index rather than the S&P 500 Index because the Russell 1000 Value Index more closely represents the Fund’s investment strategy.

Effective December 4, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) replaced BlackRock Investment Management, LLC (“BlackRock”) as subadviser of the MML Income & Growth Fund.

Effective December 4, 2017, all references to BlackRock are hereby removed.

Effective December 4, 2017, the following information replaces similar information found (on page 40 of the Prospectus) under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadviser believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 80-120 securities. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of issuers that the Fund’s subadviser, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), believes are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants. Although the Fund may invest in companies of any size, the Fund will tend to focus on companies with large market capitalizations (which the Fund’s subadviser believes are generally above $2 billion). The Fund may invest up to 20% of its total assets in the securities of foreign issuers and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors. The Fund may hold a portion of its assets in cash or cash equivalents.

		Barrow Hanley employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, Barrow Hanley typically seeks to exploit market inefficiencies by using proprietary research to identify primarily large capitalization companies that it considers to be undervalued and to have the potential to generate superior returns while subjecting the Fund to below average levels of risk. Barrow Hanley typically invests in approximately 80-120 securities. Barrow Hanley may consider selling a stock for the Fund if, in its judgment, the security has reached its valuation target, the company’s fundamentals begin to deteriorate, or other opportunities appear more attractive.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Fund's performance benchmark index will be the Russell 1000 Value Index rather than the S&P 500 Index because the Russell 1000 Value Index more closely represents the Fund's investment strategy.
MML Income & Growth Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.40%
Five Years	rr_AverageAnnualReturnYear05	12.12%
Ten Years	rr_AverageAnnualReturnYear10	4.80%
MML Income & Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.10%
Five Years	rr_AverageAnnualReturnYear05	11.84%
Ten Years	rr_AverageAnnualReturnYear10	4.52%
MML Income & Growth Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.34%	[1]
Five Years	rr_AverageAnnualReturnYear05	14.80%	[1]
Ten Years	rr_AverageAnnualReturnYear10	5.72%	[1]
MML Income & Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.96%
Five Years	rr_AverageAnnualReturnYear05	14.66%
Ten Years	rr_AverageAnnualReturnYear10	6.95%

[1]	Going forward, the Fund’s performance benchmark index will be the Russell 1000 Value Index rather than the S&P 500 Index because the Russell 1000 Value Index more closely represents the Fund’s investment strategy.